Ameritas Life Insurance Corp.

("Ameritas Life")

Ameritas Life Insurance Corp. Separate Account LLVA and

Ameritas Life Insurance Corp. Separate Account LLVL

(Separate Accounts)

Supplement to:

Ameritas Low-Load Variable Universal Life and

Ameritas Low-Load Survivorship Variable Universal Life

Prospectuses Dated May 1, 2008

Ameritas No-Load Variable Annuity (4080)

Prospectus Dated May 1, 2010

Ameritas NLVA 6150

Prospectus Dated May 1, 2013

Ameritas No-Load VA 6150 and Ameritas Advisor Select No Load Variable Annuity

Prospectuses Dated May 1, 2016

Ameritas Advisor No-Load VA and Ameritas Advisor VUL®

Prospectuses Dated May 1, 2019

Ameritas Advisor II VUL

Prospectus Dated December 16, 2019

and Statements of Additional Information ("SAI")

Supplement Dated January 10, 2020

Effective January 1, 2020, Ameritas Investment Corp., the underwriter, converted from a Nebraska corporation to a Nebraska limited liability company (Ameritas Investment Company, LLC). All references in the prospectus to Ameritas Investment Corp. (“AIC”) are changed to Ameritas Investment Company, LLC (“AIC”).

All other provisions remain as stated in your Policy, prospectus, supplements and Statement of Additional Information as supplemented.

Please retain this Supplement with the current prospectus for your variable Policy with

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-255-9678.

PF 809 1-20